Accounting policies (Additional Information) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Accounts receivable, trade and other receivables
Net of provision for doubtful accounts	$ 98
Receivables financing facilities, due for repayment within 1 month	2,633		6,230
Government grants
Grant revenue received from PRC municipal government	302				973
Revenue recognition
Sales returns
Income taxes
Deferred tax amount
Penalties and interest incurred related to underpayment of income tax	71
Advertising costs
Advertising costs
Shipping and handling
Shipping and handling expense	536		327		392
Research and development costs
Research and development costs	$ 175		$ 244		$ 319
Foreign currency translation
Balance sheet, excluding equity, foreign currency translation		6,100		6,290
Income and cash flow statement foreign currency translation		6,200		6,310		6,460